Distribution Date:	07/17/25	JPMBB Commercial Mortgage Securities Trust 2015-C32
Determination Date:	07/11/25
Next Distribution Date:	08/15/25
Record Date:	06/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-16
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19
			Attention: JPMBB 2015-C32 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	25-31	Trustee	Wilmington Trust, National Association
Modified Loan Detail	32		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	33
Historical Bond / Collateral Loss Reconciliation Detail	34-35
Interest Shortfall Detail - Collateral Level	36-37
Supplemental Notes	38

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 38

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590JAS6	1.510900%	80,183,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590JAT4	2.816400%	244,690,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590JAU1	3.418800%	28,747,000.00	18,695,690.54	18,695,690.54	53,264.02	0.00	0.00	18,748,954.56	0.00	0.00%	30.00%
A-4	46590JAV9	3.329300%	100,000,000.00	100,000,000.00	473,989.81	277,441.67	0.00	0.00	751,431.48	99,526,010.19	45.90%	30.00%
A-5	46590JAW7	3.598200%	234,856,000.00	234,856,000.00	0.00	704,215.72	0.00	0.00	704,215.72	234,856,000.00	45.90%	30.00%
A-SB	46590JAX5	3.358200%	115,238,000.00	3,791,320.84	3,791,320.84	10,610.01	0.00	0.00	3,801,930.85	0.00	0.00%	30.00%
A-S	46590JBA4	3.984400%	51,667,000.00	51,667,000.00	0.00	0.00	0.00	0.00	0.00	51,667,000.00	37.54%	25.50%
B	46590JBB2	4.388800%	57,408,000.00	57,408,000.00	0.00	0.00	0.00	0.00	0.00	57,408,000.00	28.25%	20.50%
C	46590JBC0	4.652280%	99,029,000.00	99,029,000.00	0.00	0.00	0.00	0.00	0.00	99,029,000.00	12.23%	11.88%
D	46590JBE6	4.152280%	50,232,000.00	50,232,000.00	0.00	0.00	0.00	0.00	0.00	50,232,000.00	4.10%	7.50%
E*	46590JAE7	4.652280%	28,705,000.00	28,705,000.00	0.00	0.00	0.00	3,375,865.73	0.00	25,329,134.27	0.00%	5.00%
F	46590JAG2	4.652280%	11,481,000.00	7,668,774.17	0.00	0.00	0.00	7,668,774.17	0.00	0.00	0.00%	4.00%
G	46590JAJ6	4.652280%	11,482,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.00%
NR	46590JAL1	4.652280%	34,444,648.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46590JAQ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46590JAN7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,148,162,650.00	652,052,785.55	22,961,001.19	1,045,531.42	0.00	11,044,639.90	24,006,532.61	618,047,144.46

X-A	46590JAY3	1.081464%	855,381,000.00	409,010,011.38	0.00	368,607.99	0.00	0.00	368,607.99	386,049,010.19
X-B	46590JAZ0	0.263480%	57,408,000.00	57,408,000.00	0.00	12,604.90	0.00	0.00	12,604.90	57,408,000.00
X-C	46590JAA5	0.000000%	99,029,000.00	99,029,000.00	0.00	0.00	0.00	0.00	0.00	99,029,000.00
X-D	46590JAC1	0.500000%	50,232,000.00	50,232,000.00	0.00	20,930.00	0.00	0.00	20,930.00	50,232,000.00
Notional SubTotal			1,062,050,000.00	615,679,011.38	0.00	402,142.89	0.00	0.00	402,142.89	592,718,010.19

Deal Distribution Total					22,961,001.19	1,447,674.31	0.00	11,044,639.90	24,408,675.50

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 38

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590JAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590JAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590JAU1	650.35275124	650.35275124	1.85285491	0.00000000	0.00000000	0.00000000	0.00000000	652.20560615	0.00000000
A-4	46590JAV9	1,000.00000000	4.73989810	2.77441670	0.00000000	0.00000000	0.00000000	0.00000000	7.51431480	995.26010190
A-5	46590JAW7	1,000.00000000	0.00000000	2.99850002	0.00000000	0.00000000	0.00000000	0.00000000	2.99850002	1,000.00000000
A-SB	46590JAX5	32.89991878	32.89991878	0.09207041	0.00000000	0.00000000	0.00000000	0.00000000	32.99198919	0.00000000
A-S	46590JBA4	1,000.00000000	0.00000000	0.00000000	3.32033329	6.64066658	0.00000000	0.00000000	0.00000000	1,000.00000000
B	46590JBB2	1,000.00000000	0.00000000	0.00000000	3.65733330	17.39521286	0.00000000	0.00000000	0.00000000	1,000.00000000
C	46590JBC0	1,000.00000000	0.00000000	0.00000000	3.87690040	57.25400539	0.00000000	0.00000000	0.00000000	1,000.00000000
D	46590JBE6	1,000.00000000	0.00000000	0.00000000	3.46023372	98.94783266	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46590JAE7	1,000.00000000	0.00000000	0.00000000	3.87690054	212.13397666	0.00000000	117.60549486	0.00000000	882.39450514
F	46590JAG2	667.95350318	0.00000000	0.00000000	2.58958889	226.60430799	0.00000000	667.95350318	0.00000000	0.00000000
G	46590JAJ6	0.00000000	0.00000000	0.00000000	0.00000000	226.75029960	0.00000000	0.00000000	0.00000000	0.00000000
NR	46590JAL1	0.00000000	0.00000000	0.00000000	0.00000000	182.58103784	0.00000000	0.00000000	0.00000000	0.00000000
R	46590JAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46590JAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590JAY3	478.16120697	0.00000000	0.43092843	0.00000000	0.00000000	0.00000000	0.00000000	0.43092843	451.31819644
X-B	46590JAZ0	1,000.00000000	0.00000000	0.21956696	0.00000000	0.00000000	0.00000000	0.00000000	0.21956696	1,000.00000000
X-C	46590JAA5	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46590JAC1	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 38

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	06/01/25 - 06/30/25	30	0.00	53,264.02	0.00	53,264.02	0.00	0.00	0.00	53,264.02	0.00
A-4	06/01/25 - 06/30/25	30	0.00	277,441.67	0.00	277,441.67	0.00	0.00	0.00	277,441.67	0.00
A-5	06/01/25 - 06/30/25	30	0.00	704,215.72	0.00	704,215.72	0.00	0.00	0.00	704,215.72	0.00
A-SB	06/01/25 - 06/30/25	30	0.00	10,610.01	0.00	10,610.01	0.00	0.00	0.00	10,610.01	0.00
X-A	06/01/25 - 06/30/25	30	0.00	368,607.99	0.00	368,607.99	0.00	0.00	0.00	368,607.99	0.00
X-B	06/01/25 - 06/30/25	30	0.00	12,604.90	0.00	12,604.90	0.00	0.00	0.00	12,604.90	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	06/01/25 - 06/30/25	30	0.00	20,930.00	0.00	20,930.00	0.00	0.00	0.00	20,930.00	0.00
A-S	06/01/25 - 06/30/25	30	171,551.66	171,551.66	0.00	171,551.66	171,551.66	0.00	0.00	0.00	343,103.32
B	06/01/25 - 06/30/25	30	788,664.19	209,960.19	0.00	209,960.19	209,960.19	0.00	0.00	0.00	998,624.38
C	06/01/25 - 06/30/25	30	5,285,881.33	383,925.57	0.00	383,925.57	383,925.57	0.00	0.00	0.00	5,669,806.90
D	06/01/25 - 06/30/25	30	4,796,533.07	173,814.46	0.00	173,814.46	173,814.46	0.00	0.00	0.00	4,970,347.53
E	06/01/25 - 06/30/25	30	5,978,019.37	111,286.43	0.00	111,286.43	111,286.43	0.00	0.00	0.00	6,089,305.80
F	06/01/25 - 06/30/25	30	2,571,912.99	29,731.07	0.00	29,731.07	29,731.07	0.00	0.00	0.00	2,601,644.06
G	N/A	N/A	2,603,546.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,603,546.94
NR	N/A	N/A	6,288,939.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6,288,939.58
Totals			28,485,049.13	2,527,943.69	0.00	2,527,943.69	1,080,269.38	0.00	0.00	1,447,674.31	29,565,318.51

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 38

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46590JBA4	3.984400%	51,667,000.00	51,667,000.00	0.00	0.00	0.00	0.00	0.00	51,667,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46590JBB2	4.388800%	57,408,000.00	57,408,000.00	0.00	0.00	0.00	0.00	0.00	57,408,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46590JBC0	4.652280%	99,029,000.00	99,029,000.00	0.00	0.00	0.00	0.00	0.00	99,029,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			208,104,000.03	208,104,000.00	0.00	0.00	0.00	0.00	0.00	208,104,000.00

Exchangeable Certificate Details
EC	46590JBD8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 38

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	24,408,675.50	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 38

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,537,775.14	Master Servicing Fee	4,817.43
Interest Reductions due to Nonrecoverability Determination	(1,054,059.32)	Certificate Administrator Fee	2,072.18
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Senior Trust Advisor Fee	1,630.13
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	8,729.74
Total Interest Collected	1,483,715.82

Principal		Expenses/Reimbursements
Scheduled Principal	5,097,598.61	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	28,894,942.39	Special Servicing Fees (Monthly)	134,595.02
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(550.00)	Special Servicing Fees (Work Out)	1,206.84
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	13,100.09	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	10,935,599.76
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	34,005,091.09	Total Expenses/Reimbursements	11,071,401.62

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,447,674.31
Gain-on-Sale Proceeds Collected	0.00	Principal Distribution	22,961,001.19
Gain-on-Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
Borrower Option Extension Fees	0.00	Borrower Option Extension Fees	0.00
		Gain-on-Sale Proceeds Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	24,408,675.50
Total Funds Collected	35,488,806.91	Total Funds Distributed	35,488,806.86

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 38

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	652,052,785.55	652,052,785.55	Beginning Certificate Balance	652,052,785.55
(-) Scheduled Principal Collections	5,097,598.61	5,097,598.61	(-) Principal Distributions	22,961,001.19
(-) Unscheduled Principal Collections	28,908,042.48	28,908,042.48	(-) Realized Losses	11,044,639.90
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	550.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	10,935,599.76
(-) Realized Losses from Collateral	550.00	550.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	108,490.14
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	618,047,144.46	618,047,144.46	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	666,151,804.92	666,151,804.92	Ending Certificate Balance	618,047,144.46
Ending Actual Collateral Balance	632,245,625.11	632,245,625.11

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	35,957,981.13	0.00	UC / (OC) Change	0.00
Current Period Advances	10,935,599.76	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	46,893,580.89	0.00	Net WAC Rate	4.65%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 38

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	44	161,572,606.69	26.14%	3	4.6579	1.897283	1.35 or less	12	294,298,412.15	47.62%	(16)	4.7827	0.297512
10,000,000 to 19,999,999		8	107,615,479.91	17.41%	2	4.7021	1.943178	1.36 to 1.45	2	25,363,020.95	4.10%	3	4.7962	1.435790
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	6	90,635,651.83	14.66%	2	4.5451	1.529502
25,000,000 to 49,999,999		5	160,564,298.97	25.98%	(8)	4.5766	1.106490	1.56 to 1.65	6	64,499,350.55	10.44%	2	4.4935	1.623653
	50,000,000 or greater	3	188,294,758.89	30.47%	(18)	4.7709	0.109434	1.66 to 1.80	5	21,919,254.55	3.55%	2	4.6470	1.740757
	Totals	60	618,047,144.46	100.00%	(6)	4.6789	1.155144	1.81 to 2.00	6	24,763,693.25	4.01%	2	4.5099	1.934530
								2.01 or greater	23	96,567,761.18	15.62%	3	4.6316	2.698065
								Totals	60	618,047,144.46	100.00%	(6)	4.6789	1.155144
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 38

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	5	11,186,290.78	1.81%	(1)	4.6663	0.959574	New York	10	17,944,631.64	2.90%	3	4.6919	1.576828
Arizona	2	8,735,719.66	1.41%	2	4.8800	1.348961	North Carolina	3	23,795.26	0.00%	122	4.8650	2.562500
Arkansas	3	14,277.16	0.00%	122	4.8650	2.562500	Ohio	11	16,275,461.89	2.63%	3	4.7384	1.326223
California	31	47,465,877.80	7.68%	3	4.6230	2.266397	Oklahoma	1	18,412.07	0.00%	122	4.8650	2.562500
Colorado	4	7,499,734.52	1.21%	2	4.6785	1.507291	Oregon	2	12,716.81	0.00%	122	4.8650	2.562500
Connecticut	4	17,631.90	0.00%	122	4.8650	2.562500	Pennsylvania	16	80,362,833.90	13.00%	3	4.7071	1.669507
Florida	4	9,769,270.55	1.58%	1	4.4288	2.147298	Rhode Island	1	2,730.60	0.00%	122	4.8650	2.562500
Georgia	4	25,101,764.82	4.06%	(57)	4.7061	(0.024781)	South Carolina	2	8,971.98	0.00%	122	4.8650	2.562500
Idaho	1	3,900.86	0.00%	122	4.8650	2.562500	South Dakota	1	654,888.30	0.11%	2	4.3510	1.945700
Illinois	8	200,895,874.77	32.50%	(17)	4.7636	0.238691	Tennessee	4	16,321.21	0.00%	122	4.8650	2.562500
Indiana	8	16,310,120.95	2.64%	3	4.7550	1.859741	Texas	12	17,998,523.45	2.91%	3	4.6104	1.909806
Iowa	1	5,461.21	0.00%	122	4.8650	2.562500	Utah	1	2,106.47	0.00%	122	4.8650	2.562500
Kansas	1	436,592.20	0.07%	2	4.3510	1.945700	Virginia	5	10,138,731.00	1.64%	1	4.7948	1.214198
Kentucky	2	8,581.89	0.00%	122	4.8650	2.562500	Washington	2	4,915.09	0.00%	122	4.8650	2.562500
Louisiana	3	29,766,127.70	4.82%	0	4.1958	1.644528	Wisconsin	3	653,725.65	0.11%	4	4.3587	1.954901
Maine	1	3,588.79	0.00%	122	4.8650	2.562500	Totals	182	618,047,144.46	100.00%	(6)	4.6789	1.155144
Maryland	1	7,676,129.40	1.24%	2	4.6850	1.552000
									Property Type³
Massachusetts	3	6,230,164.84	1.01%	3	4.5964	2.734335
Michigan	8	48,951,691.36	7.92%	1	4.4387	2.318514		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Minnesota	1	4,073,316.42	0.66%	3	4.7600	0.870100		Properties	Balance	Agg. Bal.			DSCR¹
Mississippi	2	548,236.80	0.09%	3	4.3533	1.948509	Industrial	1	5,321,408.60	0.86%	2	4.6790	2.756300
Missouri	3	11,390.52	0.00%	122	4.8650	2.562500	Lodging	6	114,089,256.86	18.46%	(44)	4.7683	0.421595
Nevada	3	2,928,806.00	0.47%	2	4.3510	1.945700	Mixed Use	4	70,637,085.06	11.43%	3	4.7957	0.242846
New Hampshire	2	6,709.48	0.00%	122	4.8650	2.562500	Mobile Home Park	1	7,625,155.37	1.23%	2	4.6150	1.478000
New Jersey	3	46,281,118.77	7.49%	2	4.8750	0.813330	Multi-Family	23	55,526,151.60	8.98%	3	4.6443	2.127865
							Office	10	218,528,224.53	35.36%	2	4.6547	1.216345
							Retail	27	122,341,656.33	19.79%	2	4.5909	1.548619
							Self Storage	110	23,978,206.11	3.88%	5	4.6788	2.057044
							Totals	182	618,047,144.46	100.00%	(6)	4.6789	1.155144

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 38

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.20000% or less	1	29,745,765.20	4.81%	0	4.1953	1.643900	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	3	47,212,472.99	7.64%	1	4.3011	1.675097	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	6	34,503,678.69	5.58%	2	4.5230	2.292137	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	40	286,598,851.28	46.37%	(3)	4.6908	1.382428	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	10	219,986,376.30	35.59%	(15)	4.8343	0.503029	49 months or greater	60	618,047,144.46	100.00%	(6)	4.6789	1.155144
	Totals	60	618,047,144.46	100.00%	(6)	4.6789	1.155144	Totals	60	618,047,144.46	100.00%	(6)	4.6789	1.155144
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 38

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	59	617,384,465.98	99.89%	(7)	4.6787	1.153633	Interest Only	1	3,400,000.00	0.55%	1	4.5690	3.013000
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	10	67,187,012.47	10.87%	2	4.5026	1.331569
	121 months or greater	1	662,678.48	0.11%	122	4.8650	2.562500	241 months to 299 months	49	547,460,131.99	88.58%	(8)	4.7012	1.121954
	Totals	60	618,047,144.46	100.00%	(6)	4.6789	1.155144	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	618,047,144.46	100.00%	(6)	4.6789	1.155144
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 38

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	58	548,553,800.62	88.76%	(7)	4.6811	1.260324
	13 months to 24 months	2	69,493,343.84	11.24%	1	4.6609	0.324893
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	618,047,144.46	100.00%	(6)	4.6789	1.155144
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 38

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304830001	LO	Chicago	IL	Actual/360	4.806%	0.00	0.00	0.00	N/A	10/01/20	--	64,445,947.18	64,445,947.18	12/01/21
2	304830002	OF	Chicago	IL	Actual/360	4.672%	0.00	0.00	0.00	N/A	08/01/25	--	66,169,308.43	66,169,308.43	05/01/21
3	883100464	MU	Chicago	IL	Actual/360	4.845%	0.00	0.00	0.00	N/A	10/06/25	--	57,679,503.28	57,679,503.28	01/06/21
4	883100463	OF	Mount Laurel	NJ	Actual/360	4.875%	0.00	0.00	0.00	N/A	09/06/25	--	46,272,380.84	46,272,380.84	01/06/25
5	203281002	SS	Various	Various	Actual/360	4.865%	4,841.23	531,457.80	0.00	N/A	09/01/35	--	1,194,136.28	662,678.48	07/01/25
6	883100442	RT	Lansing	MI	Actual/360	4.287%	116,711.97	83,401.93	0.00	N/A	08/06/25	--	32,669,552.05	32,586,150.12	07/06/25
8	695100574	RT	Gettysburg	PA	30/360	4.804%	78,325.48	45,005.11	0.00	N/A	10/06/25	--	19,565,066.07	19,520,060.96	07/06/25
9	304200001	OF	New Orleans	LA	Actual/360	4.195%	104,246.06	72,190.12	0.00	N/A	07/01/25	--	29,817,955.32	29,745,765.20	06/01/25
10	304830010	OF	Pittsburgh	PA	Actual/360	4.715%	105,785.18	52,025.03	0.00	N/A	10/05/25	--	26,923,057.85	26,871,032.82	07/05/25
12	304830012	LO	Atlanta	GA	Actual/360	4.706%	0.00	0.00	0.00	N/A	10/01/20	--	25,088,969.99	25,088,969.99	04/01/21
17	304830017	OF	Detroit	MI	Actual/360	4.760%	61,906.89	37,320.66	0.00	N/A	09/01/25	--	15,606,778.54	15,569,457.88	07/01/25
18	695100572	OF	Pittsburgh	PA	Actual/360	4.742%	59,348.18	35,764.48	0.00	N/A	10/06/25	--	15,018,517.63	14,982,753.15	07/06/25
19	304830019	LO	Clifton Park	NY	Actual/360	4.690%	56,511.54	34,662.96	0.00	N/A	10/05/25	--	14,459,243.63	14,424,580.67	07/05/25
23	883100451	RT	Various	Various	Actual/360	4.351%	43,483.99	30,200.87	0.00	N/A	09/06/25	--	11,992,827.10	11,962,626.23	07/06/25
25	623100243	MF	Pittsburgh	PA	Actual/360	4.640%	49,085.03	12,694,405.37	0.00	N/A	10/06/25	--	12,694,405.37	0.00	07/06/25
27	623100215	RT	Prattville	AL	Actual/360	4.685%	41,220.48	25,955.85	0.00	N/A	06/06/25	--	10,558,073.81	10,532,117.96	05/06/25
28	695100567	SS	Various	Various	Actual/360	4.706%	41,293.03	23,581.78	0.00	N/A	09/06/25	--	10,529,459.39	10,505,877.61	07/06/25
29	695100571	RT	Greenwood	IN	Actual/360	4.803%	40,593.23	23,962.91	0.00	N/A	10/06/25	--	10,141,968.36	10,118,005.45	07/06/25
31	623100234	MF	Richmond	TX	Actual/360	4.294%	31,826.31	8,894,170.36	0.00	N/A	08/06/25	--	8,894,170.36	0.00	07/06/25
32	883100447	OF	Jacksonville	FL	Actual/360	4.428%	36,043.90	17,463.43	0.00	N/A	08/06/25	--	9,767,994.24	9,750,530.81	07/06/25
33	304830033	RT	Mesa	AZ	Actual/360	4.880%	35,545.83	20,582.42	0.00	N/A	09/05/25	--	8,740,776.65	8,720,194.23	07/05/25
34	883100502	MF	Pacoima	CA	Actual/360	4.645%	30,722.20	19,136.67	0.00	N/A	10/06/25	--	7,936,844.56	7,917,707.89	07/06/25
35	623100236	MH	Houston	TX	Actual/360	4.615%	29,396.68	18,619.42	0.00	N/A	09/06/25	--	7,643,774.79	7,625,155.37	07/06/25
36	695100568	RT	San Angelo	TX	Actual/360	4.729%	30,147.60	18,247.95	0.00	N/A	10/06/25	--	7,650,058.18	7,631,810.23	07/06/25
37	695100559	SS	Laurel	MD	Actual/360	4.685%	30,027.51	15,015.58	0.00	N/A	09/06/25	--	7,691,144.98	7,676,129.40	07/06/25
39	623100230	RT	Mattoon	IL	Actual/360	4.636%	28,095.92	14,374.92	0.00	N/A	08/06/25	--	7,272,455.82	7,258,080.90	07/06/25
40	623100237	MF	Millersville	PA	Actual/360	4.560%	25,427.46	16,413.58	0.00	N/A	09/06/25	--	6,691,436.71	6,675,023.13	07/06/25
43	304830043	MU	Canton	MA	Actual/360	4.596%	23,871.71	12,252.87	0.00	N/A	10/01/25	--	6,232,821.59	6,220,568.72	07/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 38

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
44	695100570	MF	Cleveland	OH	Actual/360	4.733%	23,832.70	12,480.76	0.00	N/A	10/06/25	--	6,042,517.22	6,030,036.46	07/06/25
45	304830045	OF	Westminster	CO	Actual/360	4.770%	23,270.64	11,289.98	0.00	N/A	09/05/25	--	5,854,249.97	5,842,959.99	07/05/25
47	883100507	MF	Panorama City	CA	Actual/360	4.645%	20,481.47	12,757.78	0.00	N/A	10/06/25	--	5,291,229.15	5,278,471.37	07/06/25
48	304830048	SS	Pittsburgh	PA	Actual/360	4.590%	19,683.82	12,575.14	0.00	N/A	09/01/25	--	5,146,095.76	5,133,520.62	07/01/25
49	304830049	RT	Fairlawn	OH	Actual/360	4.829%	0.00	0.00	0.00	N/A	10/01/25	--	4,741,604.40	4,741,604.40	04/01/23
52	883100457	IN	Mount Prospect	IL	Actual/360	4.679%	20,787.03	9,738.17	0.00	N/A	09/06/25	--	5,331,146.77	5,321,408.60	07/06/25
54	883100445	LO	Leesburg	VA	Actual/360	4.810%	16,490.13	15,056.43	0.00	N/A	08/06/25	--	4,113,960.87	4,098,904.44	07/06/25
55	883100437	RT	Hollister	CA	Actual/360	4.343%	14,625.26	4,041,056.17	0.00	N/A	08/06/25	--	4,041,056.17	0.00	07/06/25
56	883100448	LO	Staunton	VA	Actual/360	4.816%	15,013.00	13,683.00	0.00	N/A	08/06/25	--	3,740,780.04	3,727,097.04	07/06/25
57	304830057	MU	Minneapolis	MN	Actual/360	4.760%	16,188.57	7,834.94	0.00	N/A	10/05/25	--	4,081,151.36	4,073,316.42	07/05/25
59	623100228	RT	Various	NY	Actual/360	4.695%	13,439.42	8,330.75	0.00	N/A	08/06/25	--	3,434,995.08	3,426,664.33	07/06/25
60	304830060	OF	Lancaster	CA	Actual/360	4.440%	12,329.64	8,298.55	0.00	N/A	09/05/25	--	3,332,333.96	3,324,035.41	07/05/25
61	695100569	MF	Elyria	OH	Actual/360	4.733%	13,141.60	3,331,907.19	0.00	N/A	10/06/25	--	3,331,907.19	0.00	07/06/25
62	883100462	RT	Various	Various	Actual/360	4.550%	13,983.74	3,688,019.12	0.00	10/06/25	07/06/25	--	3,688,019.12	0.00	07/06/25
64	883100446	MU	Houston	TX	Actual/360	4.250%	9,470.42	10,303.02	0.00	N/A	08/06/25	--	2,673,999.66	2,663,696.64	07/06/25
65	883100481	MF	Ontario	CA	Actual/360	4.645%	11,113.98	6,922.82	0.00	N/A	10/06/25	--	2,871,210.05	2,864,287.23	07/06/25
66	883100497	MF	Ontario	CA	Actual/360	4.645%	11,018.71	6,863.49	0.00	N/A	10/06/25	--	2,846,599.45	2,839,735.96	07/06/25
67	883100444	RT	Beaver Falls	PA	Actual/360	4.569%	12,945.50	0.00	0.00	N/A	08/06/25	--	3,400,000.00	3,400,000.00	07/06/25
68	883100480	MF	Hawthorne	CA	Actual/360	4.645%	7,589.26	4,727.30	0.00	N/A	10/06/25	--	1,960,625.94	1,955,898.64	07/06/25
69	883100503	MF	Los Angeles	CA	Actual/360	4.645%	2,746.74	1,710.93	0.00	N/A	10/06/25	--	709,598.51	707,887.58	07/06/25
70	883100511	MF	North Hills	CA	Actual/360	4.645%	10,161.35	6,329.44	0.00	N/A	10/06/25	--	2,625,106.13	2,618,776.69	07/06/25
71	883100436	LO	Woodstock	VA	Actual/360	4.733%	9,120.02	8,523.32	0.00	N/A	08/06/25	--	2,312,280.86	2,303,757.54	07/06/25
73	623100231	RT	Philadelphia	PA	Actual/360	4.655%	9,505.18	5,972.92	0.00	N/A	08/06/25	--	2,450,314.44	2,444,341.52	07/06/25
75	883100483	MF	Los Angeles	CA	Actual/360	4.645%	4,413.83	2,749.36	0.00	N/A	10/06/25	--	1,140,280.01	1,137,530.65	07/06/25
76	883100500	MF	Palmdale	CA	Actual/360	4.645%	4,175.68	2,601.00	0.00	N/A	10/06/25	--	1,078,755.08	1,076,154.08	07/06/25
77	883100499	MF	North Hills	CA	Actual/360	4.645%	8,335.48	5,192.12	0.00	N/A	10/06/25	--	2,153,407.53	2,148,215.41	07/06/25
79	883100475	MF	Los Angeles	CA	Actual/360	4.645%	4,175.68	2,601.00	0.00	N/A	10/06/25	--	1,078,755.08	1,076,154.08	07/06/25
80	883100493	MF	Palmdale	CA	Actual/360	4.645%	3,413.58	2,126.29	0.00	N/A	10/06/25	--	881,872.33	879,746.04	07/06/25

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
81	883100477	MF	North Hollywood	CA	Actual/360	4.645%	6,747.77	4,203.15	0.00	N/A	10/06/25	--	1,743,233.82	1,739,030.67	07/06/25
82	883100492	MF	Los Angeles	CA	Actual/360	4.645%	4,572.60	2,848.26	0.00	N/A	10/06/25	--	1,181,297.03	1,178,448.77	07/06/25
83	883100488	MF	Los Angeles	CA	Actual/360	4.645%	2,111.66	1,315.33	0.00	N/A	10/06/25	--	545,530.17	544,214.84	06/06/25
84	883100485	MF	Los Angeles	CA	Actual/360	4.645%	6,509.62	4,054.79	0.00	N/A	10/06/25	--	1,681,709.04	1,677,654.25	07/06/25
85	883100514	MF	Los Angeles	CA	Actual/360	4.645%	6,350.84	3,955.90	0.00	N/A	10/06/25	--	1,640,691.87	1,636,735.97	07/06/25
86	883100490	MF	Los Angeles	CA	Actual/360	4.645%	5,795.15	3,609.75	0.00	N/A	10/06/25	--	1,497,131.38	1,493,521.63	07/06/25
87	883100505	MF	Los Angeles	CA	Actual/360	4.645%	5,636.38	3,510.85	0.00	N/A	10/06/25	--	1,456,114.30	1,452,603.45	07/06/25
88	883100506	MF	Los Angeles	CA	Actual/360	4.645%	5,207.69	3,243.84	0.00	N/A	10/06/25	--	1,345,366.83	1,342,122.99	07/06/25
89	883100508	MF	Palmdale	CA	Actual/360	4.645%	4,874.27	3,036.16	0.00	N/A	10/06/25	--	1,259,229.98	1,256,193.82	07/06/25
Totals							1,483,715.82	34,005,641.09	0.00				652,052,785.55	618,047,144.46
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	2,530,412.00	0.00	--	--	04/11/24	24,942,141.19	4,557,009.31	0.00	0.00	0.00	2,501,635.26
2	3,850,857.00	0.00	--	--	06/11/25	35,071,294.94	1,810,480.71	0.00	0.00	0.00	4,969,135.59
3	(283,547.00)	0.00	--	--	08/12/24	57,484,856.15	3,226,907.62	0.00	0.00	0.00	2,209,493.67
4	2,975,997.31	2,388,940.15	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	31,295.73
5	53,587,620.24	54,968,463.38	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,226,839.00	1,002,453.36	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,333,061.16	539,574.86	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	12,983,658.15	3,262,214.75	01/01/25	03/31/25	--	0.00	0.00	175,752.85	175,752.85	0.00	0.00
10	3,197,115.70	778,114.36	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	570,437.00	0.00	--	--	05/12/25	25,088,969.99	1,008,421.17	0.00	0.00	0.00	1,162,621.88
17	5,226,393.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,915,386.53	514,620.10	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,585,933.40	1,833,817.83	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,822,438.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,033,784.46	203,643.97	01/01/25	03/31/25	--	0.00	0.00	67,095.38	134,263.11	0.00	0.00
28	1,836,055.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	989,700.68	319,463.55	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,281,210.60	386,817.44	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,473,497.90	373,712.87	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	926,341.00	945,681.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,374,830.00	1,588,326.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	445,352.50	215,924.23	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,208,569.98	355,682.63	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	817,840.21	211,979.29	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	941,602.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	869,869.83	224,046.61	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,279,878.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
44	548,362.52	179,835.64	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	33,548.19	0.00
45	662,727.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	801,435.00	842,238.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	875,117.53	216,619.90	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	18,808.00	0.00	--	--	05/12/25	3,218,516.89	468,304.60	0.00	0.00	0.00	61,417.63
52	561,512.66	270,506.74	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	688,186.00	752,450.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
55	812,464.30	176,672.79	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	276,634.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	317,242.00	294,434.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	390,613.75	130,224.43	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
60	619,947.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	554,843.20	128,459.71	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
65	481,089.00	605,328.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
66	544,658.00	596,601.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
67	507,730.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	370,733.00	383,405.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
69	152,584.00	184,571.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
70	459,073.00	469,560.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
71	328,961.92	309,469.77	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
73	325,678.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	156,710.00	285,462.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
76	189,097.00	200,812.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
77	344,773.00	301,167.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
79	210,268.00	207,418.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
80	127,724.00	251,630.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
81	246,857.00	272,350.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
82	211,314.00	145,866.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
83	126,687.00	39,629.00	04/01/24	03/31/25	--	0.00	0.00	3,808.61	3,808.61	0.00	0.00
84	151,052.00	336,223.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
85	243,330.00	262,957.00	04/01/23	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
86	261,336.00	269,741.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
87	210,007.00	163,859.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
88	200,621.00	235,334.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
89	146,590.00	288,050.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	125,125,902.01	78,914,350.36				145,805,779.16	11,071,123.41	246,656.84	313,824.57	33,548.19	10,935,599.76

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
8	695100574	13,100.09	Partial Liquidation (Curtailment)	0.00	0.00
25	623100243	12,672,672.73	Payoff Prior to Maturity	0.00	0.00
31	623100234	8,867,494.66	Payoff Prior to Maturity	0.00	0.00
55	883100437	4,030,811.45	Payoff Prior to Maturity	0.00	0.00
61	695100569	3,323,963.55	Payoff Prior to Maturity	0.00	0.00
Totals		28,908,042.48		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/25	0	0.00	0	0.00	4	174,862,796.95	0	0.00	4	151,956,024.85	0	0.00	1	13,100.09	4	28,894,942.39	4.678868%	4.532387%	(6)
06/17/25	0	0.00	0	0.00	4	174,862,796.95	0	0.00	4	151,956,024.85	0	0.00	1	22,514.64	3	16,703,135.23	4.670374%	4.530404%	(5)
05/16/25	0	0.00	0	0.00	4	174,862,796.95	0	0.00	4	151,956,024.85	0	0.00	1	1,059.29	2	7,175,167.43	4.672224%	4.541099%	(4)
04/17/25	0	0.00	1	46,380,317.41	3	128,590,416.11	0	0.00	4	151,956,024.85	0	0.00	1	5,458.64	0	0.00	4.672668%	4.559526%	(2)
03/17/25	1	46,481,548.35	0	0.00	3	128,590,416.11	0	0.00	4	151,956,024.85	0	0.00	1	45,813.46	1	3,787,439.26	4.672737%	4.559769%	(1)
02/18/25	0	0.00	0	0.00	3	128,608,313.19	0	0.00	4	151,973,921.93	0	0.00	2	1,879,349.70	0	0.00	4.670933%	4.559292%	0
01/17/25	0	0.00	0	0.00	3	130,453,497.08	0	0.00	4	151,989,837.53	0	0.00	0	0.00	0	0.00	4.671012%	4.559153%	1
12/17/24	3	4,138,421.64	0	0.00	3	130,469,346.77	0	0.00	4	152,198,731.75	0	0.00	1	6,951.60	0	0.00	4.671107%	4.559372%	2
11/18/24	0	0.00	0	0.00	3	130,485,773.05	0	0.00	4	152,419,298.63	0	0.00	0	0.00	0	0.00	4.671204%	4.559598%	3
10/18/24	0	0.00	0	0.00	3	130,501,489.08	0	0.00	4	152,626,431.82	0	0.00	1	17,649.63	0	0.00	4.671297%	4.575196%	4
09/17/24	0	0.00	0	0.00	3	130,517,786.53	0	0.00	4	152,845,301.24	0	0.00	1	17,096.29	0	0.00	4.671394%	4.575416%	5
08/16/24	0	0.00	0	0.00	3	130,533,369.99	0	0.00	4	153,050,687.58	0	0.00	1	43,851.02	0	0.00	4.671489%	4.575628%	6
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	304830001	12/01/21	42	5	0.00	0.00	0.00	69,370,036.78	05/19/20	7			04/14/23
2	304830002	05/01/21	49	6	0.00	0.00	0.00	69,950,190.54	07/21/20	13
3	883100464	01/06/21	53	6	0.00	0.00	0.00	59,929,896.14	07/10/20	7			06/18/24
4	883100463	01/06/25	5	6	0.00	0.00	0.00	46,701,516.25	04/17/25	2
9	304200001	06/01/25	0	5	175,752.85	175,752.85	0.00	29,817,955.32
12	304830012	04/01/21	50	5	0.00	0.00	0.00	27,419,413.67	06/09/20	7			03/02/21
27	623100215	05/06/25	1	5	67,095.38	134,263.11	0.00	10,582,556.87	06/11/25	13
49	304830049	04/01/23	26	6	0.00	0.00	0.00	5,101,197.05	06/09/20	7			06/29/21
83	883100488	06/06/25	0	B	3,808.61	3,808.61	2,635.46	545,530.17	10/22/24	11
Totals					246,656.84	313,824.57	2,635.46	319,418,292.79
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		129,812,800	0	40,277,883		89,534,917
0 - 6 Months		487,571,666	312,708,869	112,441,689		62,421,108
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		662,678	662,678	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-25	618,047,144	343,117,312	10,532,118	0	112,441,689	151,956,025
Jun-25	652,052,786	377,096,998	10,558,074	0	112,441,689	151,956,025
May-25	679,963,420	415,565,706	0	0	112,441,689	151,956,025
Apr-25	688,731,063	424,225,412	0	46,380,317	66,169,308	151,956,025
Mar-25	690,252,821	425,645,939	46,481,548	0	66,169,308	151,956,025
Feb-25	701,810,068	483,666,838	0	0	66,169,308	151,973,922
Jan-25	705,245,127	485,256,713	0	0	67,998,577	151,989,838
Dec-24	706,987,612	482,651,882	4,138,422	0	67,998,577	152,198,732
Nov-24	708,813,434	488,395,559	0	0	67,998,577	152,419,299
Oct-24	710,541,517	489,916,509	0	0	67,998,577	152,626,432
Sep-24	712,364,102	491,520,224	0	0	220,843,878	0
Aug-24	714,094,883	493,045,619	0	0	67,998,577	153,050,688
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 38

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304830001	64,445,947.18	69,370,036.78	61,900,000.00	02/07/24	1,132,340.00	0.23260	12/31/24	10/01/20	242
2	304830002	66,169,308.43	69,950,190.54	100,900,000.00	05/01/25	2,258,041.00	0.22190	12/31/23	08/01/25	242
3	883100464	57,679,503.28	59,929,896.14	18,400,000.00	06/06/24	(308,505.00)	(0.15720)	12/31/24	10/06/25	242
4	883100463	46,272,380.84	46,701,516.25	75,100,000.00	07/21/15	2,168,503.90	0.81300	09/30/24	09/06/25	241
12	304830012	25,088,969.99	27,419,413.67	9,575,000.00	02/10/25	(49,171.00)	(0.02610)	12/31/24	10/01/20	242
27	623100215	10,532,117.96	10,582,556.87	17,300,000.00	01/28/15	180,841.47	0.89730	03/31/25	06/06/25	238
34	883100502	7,917,707.89	7,917,707.89	21,300,000.00	12/12/24	1,505,674.00	2.51650	03/31/25	10/06/25	242
47	883100507	5,278,471.37	5,278,471.37	12,500,000.00	12/12/24	771,307.00	1.93370	03/31/25	10/06/25	242
49	304830049	4,741,604.40	5,101,197.05	3,050,000.00	03/13/25	(33,986.00)	(0.07910)	12/31/24	10/01/25	182
65	883100481	2,864,287.23	2,864,287.22	9,090,000.00	12/13/24	494,188.00	2.28320	03/31/25	10/06/25	242
66	883100497	2,839,735.96	2,839,735.96	8,920,000.00	12/12/24	596,601.00	2.78020	03/31/25	10/06/25	242
68	883100480	1,955,898.64	1,955,898.64	5,600,000.00	12/19/24	383,405.00	2.59400	03/31/25	10/06/25	242
69	883100503	707,887.58	707,887.58	2,650,000.00	12/19/24	174,763.00	3.26700	03/31/25	10/06/25	242
70	883100511	2,618,776.69	2,618,776.69	6,550,000.00	12/16/24	469,560.00	2.37280	03/31/25	10/06/25	242
75	883100483	1,137,530.65	1,137,530.65	3,200,000.00	12/19/24	256,628.00	2.98550	03/31/25	10/06/25	242
76	883100500	1,076,154.08	1,076,154.07	3,036,000.00	12/19/24	160,132.00	1.96910	03/31/25	10/06/25	242
77	883100499	2,148,215.41	2,148,215.41	5,870,000.00	12/16/24	272,968.00	1.68150	03/31/25	10/06/25	242
79	883100475	1,076,154.08	1,076,154.08	3,380,000.00	12/19/24	207,418.00	2.55060	03/31/25	10/06/25	242
80	883100493	879,746.04	879,746.04	2,600,000.00	12/19/24	230,622.00	3.46910	03/31/25	10/06/25	242
81	883100477	1,739,030.67	1,739,030.67	4,650,000.00	12/19/24	234,237.00	1.78240	03/31/25	10/06/25	242
82	883100492	1,178,448.77	1,178,448.77	4,000,000.00	12/19/24	145,866.00	1.63800	03/31/25	10/06/25	242
83	883100488	544,214.84	545,530.17	2,000,000.00	12/19/24	39,629.00	0.96360	03/31/25	10/06/25	242
84	883100485	1,677,654.25	1,677,654.25	5,100,000.00	12/30/24	234,340.00	1.84850	03/31/25	10/06/25	242
85	883100514	1,636,735.97	1,636,735.97	3,610,000.00	12/29/24	262,957.00	2.12600	03/31/25	10/06/25	242
86	883100490	1,493,521.63	1,493,521.63	3,875,000.00	12/19/24	269,741.00	2.39000	03/31/25	10/06/25	242
87	883100505	1,452,603.45	1,452,603.45	4,100,000.00	12/19/24	163,859.00	1.49270	03/31/25	10/06/25	242
88	883100506	1,342,122.99	1,342,122.99	3,950,000.00	12/19/24	198,270.00	1.95490	03/31/25	10/06/25	242
89	883100508	1,256,193.82	1,256,193.82	3,860,000.00	12/29/24	264,106.00	2.78220	03/31/25	10/06/25	242
Totals		317,750,924.09	331,877,214.62	406,066,000.00		12,684,335.37

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 38

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	304830001	LO	IL	05/19/20	7

Franchise Agreement expiring 6/2025. The subject is the fee simple interest full service Hilton Hotel located in the Magnificent Mile area of downtown Chicago. The property, which opened in 1990, features 345 all-suites rooms, ~8,417 sf of meeting a rea, full service dining areas served by two leased restaurant facilities (one vacant), indoor pool, fitness center, and business center. Hotel has three Unions representing various employees serving the Hotel (Valet/Bellman,

Housekeepers, and Engineers). Lease for vacant ground floor restaurant has been executed by both parties. Tenant is now open for business. Companion Loan: None. PM: Property manager can only retain $100,000 at property level for general operating expenses. All other excess funds are to be sent to MS on monthly basis. Deferred Maintenance / Repair Issues: Proceeding with exterior wall renovation per City Engineering Report. AIA has been fully executed.

	Marketing Summary: Asset is currently not on market, but anticipating Q2 2025 marketing process, after conclusion of tax appeal process. Franchise extesion to 12/31/2025 has been executed.
2	304830002	OF	IL	07/21/20	13

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Loan is in monetary default. Lender is continuing with the foreclosure process. Borrower answered the complaint. New judge was appointed . Lender filed a recourse claim. Litigation continues. Transwestern was appointed as receiver and is managing the property. Lender amended the complaint to add the recourse component to the Illinois foreclosure. Case is

	still winding down the pleading stages and is now entering the discovery phase. Lender is trying to re-engage Borrower for a settlement but no proposals have been offered.

3	883100464	MU	IL	07/10/20	7

REO Title Date: June 21, 2024. Description of Collateral: Collateral is a mixed-use office/retail/parking Property totaling 134,536 SF. Property is comprised of 54,131 SF of retail space, 14,400 SF of office space, and a 66,000 SF (166 space)

indoor parking garage at the base of the Palmer House Hilton hotel (non-collateral, $333.2MM loan in JPMCC 2018-PHH currently SS with Situs). Property is located on State Street in Chicago's Loop neighborhood in Cook County. The former T-1, Ampco System Parking exercised its one-time right to terminate on 7/2020 and vacated the premises. The new parking operator, SP Plus, is on an operating agreement and rental income is based on the net rental income generated by the operator. Crossed with or is a Companion Loan to: N/A. Deferred Maintenance/Repair Issues: The property is in good condition. Leasing Summary: New leasing agreement has been entered into with a local Chicago boutique leasing form. To date no new retail leases have been executed although tours of potential tenants have been conducted. Hilton has renewed their office lease through 9/30/27 with a termination right 9/30/26. An amendment to

	relocate Starbucks from their interior suite to a suite along Monroe has been fully executed. Marketing Summary: Asset is not currently on the market.
4	883100463	OF	NJ	04/17/25	2
	The loan is 60+days delinquent. Notice of Default has been sent to the Borrower. Have not received any response from the Borrower. Legal counsel has been engaged to start enforcement actions.

12	304830012	LO	GA	06/09/20	7

Franchise Agreement expiring 6/2025. The subject is the fee simple interest full service Hilton Hotel located in the Central Perimeter Market of Atlanta, GA. The property, which opened in 1987, features 224 all-suites rooms, ~7,000 sf of meeting are a, full service dining area, indoor/outdoor pool, fitness center, and business center. Companion Loan: None. Deferred Maintenance / Repair Issues: PIP has been requested from Wyndham and IHG. Pricing both upon receipt. Taxes protest has been successful with a reduced value of ~$14MM vs. ~$24MM, resulting in a tax savings of ~$137K. 2024 appeal is underway. Franchise extesion to 12/31/2025 has been executed. Marketing Summary: Asset is currently not

	on market.
27	623100215	RT	AL	06/11/25	13
	The loan was not paid in full at maturity date (6-6-25).

© 2021 Computershare. All rights reserved. Confidential.						Page 25 of 38

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
34	883100502	MF	CA	10/22/24	11

Loan transferred 10/23/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Subject is a 95 unit garden style multifamily property located in the community of Pacoima, Ca., 15 miles NW of the Los Angeles CBD. Built

	in 1989, the property consists of 4 two-story buildings situated on two non-contiguous parcels. The Receiver is planning to payoff the loan in full at maturity.

47	883100507	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Subj is a 121 unit garden style multifamily property located in Panorama Hills, Ca., 17 miles NW of the Los Angeles CBD. Built in 1964, property consists of one two-story building situated on 1.216 acres. Unit mix consists solely of studio units. The Receiver has proposed to payoff the loan in full at maturity.

49	304830049	RT	OH	06/09/20	7

REO Title Date: 6/29/21: The collateral is the leasehold interest in a 165K SF big box retail Property located in the Fairlawn/Montrose submkt of Ohio, 20 mi S of the Cleveland CBD. Property was built in 1992 and is located on a 4.52-acre site.

Subj is part of a larger 500K SF power center with tenants including Home Depot, Dick's Sporting Goods, and World Market As of 6/30/25, the property is 100% leased & 58% occupied. Crossed with or is companion: N.A Deferred

Maintenance/Repair Issues: Parking lot needs sealing and restriping. Leasing: Signed a lease with Dick's to take the whole vacant 69K space; the space has been turned over to Dick's so they can begin their buildout. Marketing: Plan to

	market the Property for sale in the next few months.
65	883100481	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver & ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On Aug 6, 2024, the Superior Court of the State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Collateral is a Class C, 12 building, 38 unit, 43K SF NRA, garden style multi-family property in Ontario, CA, approx. 35 miles east of L.A.

	Built in 1970 & 1972 on a two-parcel, non-contiguous 2.40-acre site. The Receiver has proposed to payoff the loans in full.

66	883100497	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses an d properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty, Inc.

and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Collateral is a 36 unit multi-family garden property in Ontario, CA with predominantly two-story apartment buildings built in 1971 on two, non-

	contiguous parcels totaling 1.67-acres.The Receiver is planning to payoff the loan in full at maturity.

68	883100480	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. The Collateral is a 31 unit multifamily building in Los Angeles, CA. The property was built in 1989. Crossed with South View (Avalon)

	Apartments. The Receiver has proposed to payoff the loans in full at maturity.

© 2021 Computershare. All rights reserved. Confidential.						Page 26 of 38

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
69	883100503	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Built in 1993, collateral consists of 2 low-rise multifamily properties in the South Central submarket of Los Angeles. Cross-collateralized

	with Cedar Pointe Apartments. The Receiver has proposed to payoff the loan in full at maturity.

70	883100511	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. The Subject Property, Suncrest Apartments is a multifamily property, consisting of 40 units, built in 1987. The Receiver has proposed to

	payoff the loan in full at maturity.

75	883100483	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Subject is a 13 unit, two story apartment building built in 1991 on .22 acres in Los Angeles, Ca. This loan is cross collateralized with Royal

	Palms Apartments. The Receiver has proposed to payoff the loans in full at maturity.

76	883100500	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Collateral consists of 28 units in 2 garden-style multifamily walk-up properties built in 1987 in the Palmdale submarket of Los Angeles.

	Crossed with Forest View Apartments. The Receiver has proposed to payoff the loan in full at maturity.

77	883100499	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. The Subject Property Rose Terrace Apartments (Parthenia) is a multifamily type of property, built in 1964. It consists of 32 units and is

	located in North Hills, CA. The Receiver has proposed to payoff the loan in full at maturity.

© 2021 Computershare. All rights reserved. Confidential.						Page 27 of 38

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
79	883100475	MF	CA	10/22/24	11

Loan transferred 10/23/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. The Property is a 13 unit, single-building, three-story apartment project built in 1991 and is situated on a 0.23-acre residentially zoned site. The loan is crossed with Iron Mountain Apartments. The Receiver has proposed to payoff the loans in full at maturity.

© 2021 Computershare. All rights reserved. Confidential.						Page 28 of 38

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
80	883100493	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Property is a 24-unit multifamily property in Palmdale, CA, built in 1988. Loan is crossed with Beverly Terrace Apartments. The Receiver

	has proposed to payoff the loans in full at maturity.

81	883100477	MF	CA	10/22/24	11

Loan transferred 10/23/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Asset is a 20-unit multifamily walk-up property constructed in 1986 and are situated on a total of 0.465 acres. The Receiver has proposed to payoff the loans in full at maturity.

82	883100492	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Built in 1990, collateral consists of 2 low rise multifamily properties in the South Glendale submarket of Los Angeles. Loan is crossed with

	Highland Meadows (43/44) Apartments. The Receiver has proposed to payoff the loans in full at maturity.

83	883100488	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Built in 1989, collateral consists of 8 units is 2 low rise multifamily properties in the South Glendale submarket of Los Angeles. Crossed

	with Highland Springs Apartments. The Receiver has proposed to payoff the loans in full at maturity.

84	883100485	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Collateral is 2 garden-style multifamily properties in So. Glendale submarket of Los Angeles. Built in 1989, sponsor invested $15K of capex

	2012-2014. The Receiver has proposed to payoff the loans in full at maturity.

© 2021 Computershare. All rights reserved. Confidential.						Page 29 of 38

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
85	883100514	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Collateral is a Class B/C 19 unit, garden style apartment building built in 1990 in Los Angeles, CA. The Receiver has proposed to payoff the loan in full.

© 2021 Computershare. All rights reserved. Confidential.						Page 30 of 38

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
86	883100490	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. The Subject Property Highland Meadows (Mediterranean) Apartments is a 16 unit multifamily property type which was built in 1989. Loan is crossed with Highland Springs Apartments. The Receiver has proposed to payoff the loans in full at maturity.

87	883100505	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Subject is a 19 unit, single-building, three-story residential over one story of parking, built in 1989 and is situated on a 0.17-acre residentially zoned site in the Wilshire submarket of Los Angeles, CA. The Receiver has proposed to payoff the loan in full at maturity.

88	883100506	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. The subject is two buildings with 16 two-story townhomes built on .24 acres in 1990, located in the South Central submarket of Los

Angeles CA. The Receiver is planning to payoff the loan in full at maturity.

89	883100508	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Subj is a 2-story, 34 unit garden style multifamily property built in 1983. Unit mix consists of 1 and 2 bedroom units. The Receiver has proposed to payoff the loan in full at maturity.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 31 of 38

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	883100442	37,001,206.13	4.28700%	37,001,206.13	4.28700%	10	07/08/20	06/06/20	08/11/20
8	695100574	0.00	4.80400%	0.00	4.80400%	8	08/17/20	07/06/20	--
8	695100574	0.00	4.80400%	0.00	4.80400%	9	10/12/22	11/06/22	08/11/20
8	695100574	0.00	4.80400%	0.00	4.80400%	9	12/10/22	11/06/22	08/11/20
29	695100571	0.00	4.80300%	0.00	4.80300%	8	05/06/21	05/06/21	--
33	304830033	0.00	4.88000%	0.00	4.88000%	8	11/08/21	11/08/21	--
Totals		37,001,206.13		37,001,206.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 32 of 38

Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	695100575	11/18/20	12,750,889.87	25,300,000.00	9,097,517.41	326,424.31	9,097,517.41	8,771,093.10	3,979,796.77	0.00	(35,237.44)	4,015,034.21	16.06%
26	304830026	07/15/22	12,366,332.09	4,950,000.00	6,090,395.60	1,404,436.20	5,591,623.08	4,187,186.88	8,179,145.21	(550.00)	306,258.83	7,872,886.38	57.67%
38	304830038	01/18/22	6,819,080.90	12,650,000.00	17,700,009.90	8,321,652.64	17,261,221.71	8,939,569.07	0.00	0.00	7,184.43	(7,184.43)	0.08%
58	883100429	04/17/23	3,653,728.20	2,700,000.00	3,000,000.00	1,102,587.61	2,762,213.44	1,659,625.83	1,994,102.37	0.00	169,210.27	1,824,892.10	40.55%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			35,590,031.06	45,600,000.00	35,887,922.91	11,155,100.76	34,712,575.64	23,557,474.88	14,153,044.35	(550.00)	447,416.09	13,705,628.26

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 33 of 38

Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/17/25	108,490.14	0.00	0.00	0.00	0.00	108,490.14	0.00	0.00	115,417.69
		06/17/25	6,927.55	0.00	0.00	0.00	0.00	6,927.55	0.00	0.00
		08/17/22	0.00	956,860.68	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	174.36	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	541.62	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	170.14	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	4,015,033.68	0.00	0.00	0.00	0.00	0.00	0.00
14	695100575	06/17/21	0.00	0.00	4,015,034.21	0.00	0.00	64.49	0.00	0.00	4,015,034.21
		05/17/21	0.00	0.00	4,014,969.72	0.00	0.00	(96.22)	0.00	0.00
		04/16/21	0.00	0.00	4,015,065.94	0.00	0.00	(5,878.06)	0.00	0.00
		03/17/21	0.00	0.00	4,020,944.00	0.00	0.00	1,054.47	0.00	0.00
		01/15/21	0.00	0.00	4,019,889.53	0.00	0.00	27,210.03	0.00	0.00
		12/17/20	0.00	0.00	3,992,679.50	0.00	0.00	12,882.73	0.00	0.00
		11/18/20	0.00	0.00	3,979,796.77	0.00	0.00	3,979,796.77	0.00	0.00
26	304830026	07/17/25	0.00	0.00	7,872,886.38	0.00	0.00	550.00	0.00	0.00	7,872,886.38
		02/18/25	0.00	0.00	7,872,336.38	0.00	0.00	11.05	0.00	0.00
		01/17/25	0.00	0.00	7,872,325.33	0.00	0.00	(961.82)	0.00	0.00
		09/15/23	0.00	0.00	7,873,287.15	0.00	0.00	(237,199.21)	0.00	0.00
		02/17/23	0.00	0.00	8,110,486.36	0.00	0.00	2,634.10	0.00	0.00
		01/18/23	0.00	0.00	8,107,852.26	0.00	0.00	117.50	0.00	0.00
		12/16/22	0.00	0.00	8,107,734.76	0.00	0.00	460.66	0.00	0.00
		10/17/22	0.00	0.00	8,107,274.10	0.00	0.00	26,870.29	0.00	0.00
		09/16/22	0.00	0.00	8,080,403.81	0.00	0.00	(99,941.40)	0.00	0.00
		08/17/22	0.00	0.00	8,180,345.21	0.00	0.00	1,200.00	0.00	0.00
		07/15/22	0.00	0.00	8,179,145.21	0.00	0.00	8,179,145.21	0.00	0.00
38	304830038	01/18/23	0.00	0.00	(7,184.43)	0.00	0.00	(10,533.54)	0.00	0.00	(7,184.43)
		09/16/22	0.00	0.00	3,349.11	0.00	0.00	34.27	0.00	0.00
		08/17/22	0.00	0.00	3,314.84	0.00	0.00	175.03	0.00	0.00
		07/15/22	0.00	0.00	3,139.81	0.00	0.00	2,253.69	0.00	0.00
		06/17/22	0.00	0.00	886.12	0.00	0.00	174.36	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 34 of 38

Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
38	304830038	05/17/22	0.00	0.00	711.76	0.00	0.00	541.62	0.00	0.00
		03/17/22	0.00	0.00	170.14	0.00	0.00	170.14	0.00	0.00
		01/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
58	883100429	08/16/24	0.00	0.00	1,824,892.10	0.00	0.00	6,040.35	0.00	0.00	1,824,892.10
		07/17/24	0.00	0.00	1,818,851.75	0.00	0.00	(2,139.37)	0.00	0.00
		05/17/24	0.00	0.00	1,820,991.12	0.00	0.00	2,500.00	0.00	0.00
		01/18/24	0.00	0.00	1,818,491.12	0.00	0.00	9,064.15	0.00	0.00
		11/17/23	0.00	0.00	1,809,426.97	0.00	0.00	(67.50)	0.00	0.00
		10/17/23	0.00	0.00	1,809,494.47	0.00	0.00	551.10	0.00	0.00
		09/15/23	0.00	0.00	1,808,943.37	0.00	0.00	(55,108.66)	0.00	0.00
		08/17/23	0.00	0.00	1,864,052.03	0.00	0.00	3,900.40	0.00	0.00
		07/17/23	0.00	0.00	1,860,151.63	0.00	0.00	(133,950.74)	0.00	0.00
		04/17/23	0.00	0.00	1,994,102.37	0.00	0.00	1,994,102.37	0.00	0.00
Current Period Totals			108,490.14	0.00	0.00	0.00	0.00	109,040.14	0.00	0.00	109,040.14
Cumulative Totals			115,417.69	4,972,780.48	13,705,628.26	0.00	0.00	13,821,045.95	0.00	0.00	13,821,045.95

© 2021 Computershare. All rights reserved. Confidential.	Page 35 of 38

Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	13,426.24	0.00	0.00	0.00	0.00	258,106.02	0.00	0.00	0.00	0.00
2	0.00	0.00	13,785.27	0.00	0.00	0.00	0.00	257,619.17	0.00	0.00	0.00	0.00
3	0.00	0.00	12,016.56	0.00	0.00	0.00	0.00	232,880.99	0.00	0.00	0.00	0.00
4	0.00	0.00	9,640.08	0.00	0.00	0.00	0.00	187,981.55	0.00	0.00	0.00	0.00
12	0.00	0.00	5,226.87	0.00	0.00	0.00	0.00	98,390.58	0.00	0.00	0.00	0.00
27	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	645.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	561.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	19,081.01	0.00	0.00	0.00	0.00
65	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
79	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
82	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
83	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
84	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
86	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
87	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
88	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
89	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	134,595.02	0.00	1,206.84	0.00	0.00	1,054,059.32	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,189,861.18

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Supplemental Notes

None

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